Performance Management - Macquarie Healthcare Fund	Mar. 31, 2025
Bar Chart and Performance Table	How has Macquarie Healthcare Fund performed?
Performance Information Illustrates Variability of Returns	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Performance Past Does Not Indicate Future	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Phone	800 523-1918
Performance Availability Website Address	macquarie.com/mam/performance
Performance Table One Class of after Tax Shown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.